Investments (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 1,811,041	$ 1,277,327	$ 3,636,050	$ 3,770,813	$ 4,721,003	$ 1,753,558
Online Funding Portal One [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues					$ 660,486